Other Current Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2013
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Other Current Liabilities and Other Liabilities

8. Other Current Liabilities and Other Liabilities

The table below presents the components of other current liabilities.

	December 31,
	2013	2012
	(in millions)
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$6	$7
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	78	96
Accrued product warranty costs	75	76
Accrued interest	52	53
Deferred revenues	35	35
Estimated contingent purchase price payable for acquired businesses	—	4
Other	137	121

Total other current liabilities	$383	$392

The table below presents the components of other liabilities.

	December 31,
	2013	2012
	(in millions)
Other Liabilities:
Non-current income taxes payable (see Note 17)	$167	$137
Accrued workers’ compensation	46	57
Deferred compensation	45	43
Accrued product warranty costs	24	23
Notes payable and capital lease obligations	15	24
Estimated contingent purchase price payable for acquired businesses	—	5
Other	99	95

Total other liabilities	$396	$384